Property, plant and equipment and Exploration and evaluation assets - Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases" (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 14,150	$ 193
Effects of implementing IFRS 16			5,626
Additions	1,082	15	10,212
Transfers/ Reclassification	2,529	35	0
Deductions	(25)	0	2,140
Foreign exchange	(160)	(2)	452
Ending balance	17,576	241	14,150
Gross carrying amount [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,811
Effects of implementing IFRS 16			5,357
Additions	922		3,493
Transfers/ Reclassification	2,533
Deductions	(16)		2,140
Foreign exchange	(47)		101
Ending balance	10,203		6,811
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,339
Effects of implementing IFRS 16			269
Additions	160		6,719
Transfers/ Reclassification	(4)		0
Deductions	(9)
Foreign exchange	(113)		351
Ending balance	7,373		7,339
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,056	14
Effects of implementing IFRS 16			6
Transfers/ Reclassification	(2)	0
Charge for the year	1,413	19	982
Impairment Charge			215
Disposals/Adjustments	0	0	(166)
Foreign exchange	(15)	0	19
Ending balance	2,452	33	1,056
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	833
Charge for the year	622		771
Impairment Charge			215
Disposals/Adjustments	0		(166)
Foreign exchange	(12)		13
Ending balance	1,443		833
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	223
Effects of implementing IFRS 16			6
Transfers/ Reclassification	(2)
Charge for the year	791		211
Disposals/Adjustments	0
Foreign exchange	(3)		6
Ending balance	1,009		223
Carrying amounts [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,094		0
Ending balance	15,124	$ 208	13,094
Carrying amounts [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,978		0
Ending balance	8,760		5,978
Carrying amounts [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,116		0
Ending balance	₨ 6,364		₨ 7,116